RELATED PARTY TRANSACTIONS (Details 1) - Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Salary and Compensation	$ 157	$ 660	$ 750
Short-term employee benefits	2	14	14
Stock-based compensation	3,357	412	2,227
Total	$ 3,516	$ 1,086	$ 2,991